Item 1. Schedule of Investments:
Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FHA Insd.	Federal Housing Administration Insured
FNMA Coll.	Federal National Mortgage Association Collateralized
FRB	Floating Rate Bonds
FSA	Financial Security Assurance
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
MBIA	MBIA Insurance Company
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.7%)(a)
		Rating (RAT)	Principal amount	Value
New York (92.4%)

Albany Cnty., Indl. Dev. Agcy. Rev. Bonds (Albany College of Pharmacy), Ser. A, 5 3/8s,
12/1/24		BBB-	$1,000,000	$1,064,680
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29		BBB/P	1,460,000	1,473,067
(Charitable Leadership), Ser. A , 6s, 7/1/19		Baa3	2,750,000	2,994,805
Battery Park, City Auth. Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 11/1/16		Aaa	3,400,000	3,572,346

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.), 5s, 11/1/34		A3	800,000	820,960
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30		A3	13,500,000	14,772,780
(Vassar College), 5.35s, 9/1/40		Aa2	16,000,000	17,374,720
Erie Cnty., G.O. Bonds
Ser. C, AMBAC, 5 1/2s, 7/1/29		Aaa	2,470,000	2,702,353
Ser. B, AMBAC, 5 3/8s, 7/1/20		Aaa	4,160,000	4,567,264
(Pub. Impt.), Ser. B, MBIA, 5 1/4s, 4/1/13		Aaa	3,240,000	3,611,822
(Pub. Impt.), Ser. B, MBIA, 5s, 4/1/11		Aaa	3,175,000	3,447,479
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21		Baa2	2,250,000	2,344,388
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William Smith), Ser. A, 5 3/8s, 2/1/33		A	2,650,000	2,862,000
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Hofstra U.), 5 1/4s, 7/1/16		A	2,200,000	2,373,778
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s,
5/1/29		B+/P	1,250,000	1,257,613

Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15		BB	1,330,000	1,401,275
5s, 7/1/10		BB	1,000,000	1,019,650
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A
5 3/4s, 12/1/24		A3	23,400,000	25,254,216
5 1/8s, 9/1/29		A-	5,000,000	5,285,900
AMBAC, 5s, 9/1/29		Aaa	5,500,000	5,877,465
Long Island, Pwr. Auth. NY Elec. Syst. VRDN, Ser. F, FSA, 2.41s, 12/1/29		VMIG1	13,195,000	13,195,000
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate U.), Ser. A, 5s, 7/1/23		Aa3	4,090,000	4,384,807
Metro. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 11/15/19		Aaa	13,000,000	14,595,880
Metro. Trans. Auth. Commuter Fac. Rev. Bonds, Ser. A, U.S. Govt. Coll., 6s, 7/1/24		AAA	5,550,000	6,140,021
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, FSA, 5 1/4s, 11/15/24		Aaa	10,000,000	10,911,000
Metro. Trans. Auth. Fac. Rev. Bonds (Trans. Fac.), Ser. A, 6s, 7/1/24		AAA	11,020,000	12,191,536
Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.)
Ser. 3, U.S. Govt. Coll., 7 3/8s, 7/1/08		AAA	2,060,000	2,207,723
Ser. O, U.S. Govt. Coll., 5 3/4s, 7/1/13		AAA	15,820,000	17,684,071
Ser. O, U.S. Govt. Coll., 5 1/2s, 7/1/17		AAA	24,345,000	28,528,445
Nassau Cnty., G.O. Bonds
Ser. E, FSA, 6s, 3/1/20		Aaa	1,125,000	1,261,159
Ser. E, FSA, 6s, 3/1/19		Aaa	2,790,000	3,127,674
Ser. E, FSA, 6s, 3/1/18		Aaa	2,735,000	3,066,017
Ser. E, FSA, 6s, 3/1/16		Aaa	3,465,000	3,884,369
Ser. A, FGIC, 6s, 7/1/13		Aaa	1,000,000	1,165,210
Ser. A, FGIC, 6s, 7/1/11		Aaa	2,300,000	2,613,191
Ser. E, FSA, 5.9s, 3/1/15		Aaa	2,580,000	2,881,525
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21		A3	410,000	448,852
Ser. B, 5 7/8s, 11/1/11		A3	1,140,000	1,247,046
Ser. D, 5 5/8s, 11/1/09		A3	825,000	877,082
Ser. D, 4 7/8s, 11/1/05		A3	1,615,000	1,618,973
Nassau Cnty., Interim Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 11/15/15		Aaa	6,500,000	7,270,250
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D, 5.55s, 11/15/24		BBB	3,000,000	3,182,040
Niagara Falls, City School Dist. COP (High School Fac.)
5 7/8s, 6/15/19		Baa3	6,000,000	6,507,600
FSA, 5s, 6/15/28		AAA	1,800,000	1,914,354
FSA, 5s, 6/15/24		AAA	4,160,000	4,458,771
FSA, 5s, 6/15/23		AAA	3,965,000	4,263,009
NY City, FRB, AMBAC, 2.4s, 9/1/11		Aaa	50,000	50,000
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/11		Aaa	18,675,000	21,710,808
Ser. D, MBIA, 6 1/2s, 11/1/10		Aaa	21,495,000	24,630,046
Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/27		Aaa	945,000	1,005,083
Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/17		Aaa	1,845,000	1,962,305
Ser. I, 5 7/8s, 3/15/14		A1	2,000,000	2,062,560
Ser. B, 5 1/2s, 12/1/11		A1	23,525,000	26,055,820
Ser. C, 5 1/4s, 8/1/11		A1	3,000,000	3,276,030
Ser. N, 5s, 8/1/20		A1	1,000,000	1,074,300
Ser. M, 5s, 4/1/20		A1	6,775,000	7,264,562
NY City, IFB, AMBAC, 9.42s, 9/1/11		Aaa	50,000	51,255
NY City, City Transitional Fin. Auth. Rev. Bonds
Ser. A, 5 3/4s, 8/15/24		AAA	6,500,000	7,209,800
AMBAC, 5 1/4s, 8/1/15		Aaa	2,000,000	2,206,460
Ser. B, 5 1/4s, 11/15/05		AAA	2,635,000	2,647,753
Ser. B, 5 1/4s, 11/15/05 (Prerefunded)		AAA	965,000	969,796
Ser. C, U.S. Govt. Coll., 5s, 5/1/26		AAA	80,000	85,019
NY City, City Transitional Fin. Auth. VRDN
Ser. A, 2.41s, 2/15/30		VMIG1	20,400,000	20,400,000
(NYC Recovery), Ser. 3, 2.4s, 11/1/22		VMIG1	18,600,000	18,600,000
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25		Aaa	2,600,000	2,785,276
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28		B-/P	2,600,000	2,698,878
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15		B-/P	2,900,000	3,085,948
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22		BBB-	5,000,000	5,442,200
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28		BBB-	1,440,000	1,448,107
(Liberty-IAC/Interactive Corp.), 5s, 9/1/35		Baa3	610,000	625,860
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Parking Corp.), 8 1/2s, 12/30/22		B-/P	7,160,000	6,309,607
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31		B2	3,280,000	3,331,168
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30		BB+	5,500,000	5,593,280
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23		Aa2	2,545,000	2,815,177
(St. Francis College), 5s, 10/1/34		A-	750,000	788,490
(Horace Mann School), MBIA, 5s, 7/1/28		Aaa	7,000,000	7,265,510
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I, LLC)
Ser. A, 6s, 7/1/27		Baa3	9,500,000	9,624,925
Ser. A, 5 1/2s, 7/1/28		Baa3	7,000,000	7,068,740
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(Terminal One Group Assn.), 6 1/8s, 1/1/24		A3	11,465,000	11,600,172
(British Airways PLC), 5 1/4s, 12/1/32		BB+	4,250,000	3,808,850
NY City, Metro. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/29		Aaa	5,000,000	5,477,150
NY City, Muni. Assistance Corp. Rev. Bonds, Ser. P, 5s, 7/1/08		Aaa	10,000,000	10,558,600
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
AMBAC, 7 1/2s, 6/15/11		Aaa	25,600,000	30,460,672
Ser. B, FGIC, 7 1/2s, 6/15/11		Aaa	290,000	342,850
Ser. B , FGIC, 7 1/2s, 6/15/11		Aaa	110,000	130,056
Ser. D, 5s, 6/15/37		AA+	8,500,000	9,054,115
Ser. B, AMBAC, 5s, 6/15/28		Aaa	5,000,000	5,363,950
NY City, State Dorm. Auth. Lease Rev. Bonds
(Court Fac.), 6s, 5/15/39		A	5,600,000	6,341,720
(Westchester Cnty.), 5 1/4s, 8/1/18		Aa1	3,000,000	3,227,640

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	BBB	6,000,000	6,359,040
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement)
6s, 6/1/43	BBB	1,000,000	1,076,700
5 3/4s, 6/1/33	BBB	3,500,000	3,735,760
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BBB	7,000,000	6,972,630
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,000,000	6,265,200
(City U. Syst.), Ser. C, 7 1/2s, 7/1/10	A3	16,205,000	17,974,424
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	Ba1	2,500,000	2,671,675
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	Aaa	8,950,000	10,774,010
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	12,635,168
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	5,250,000	5,660,235
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	Aaa	1,340,000	1,473,223
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	41,060,743
(City U.), Ser. A, MBIA, 5 3/4s, 7/1/13	Aaa	26,500,000	30,644,600
(U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	18,105,516
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aaa	8,500,000	10,376,205
(North Shore Long Island Jewish Group), 5 1/2s, 5/1/33	A3	2,000,000	2,152,280
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,150,000	1,221,128
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aaa	3,500,000	4,204,305
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,918,245
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30	Aaa	1,460,000	1,552,506
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30 (Prerefunded)	Aaa	690,000	756,482
(Mental Hlth. Svcs.), Ser. D, FSA, 5 1/4s, 8/15/30	Aaa	17,810,000	19,525,994
(NY Methodist Hosp.), 5 1/4s, 7/1/18	A3	750,000	817,890
(NY Methodist Hosp.), 5 1/4s, 7/1/17	A3	1,865,000	2,045,420
(Rochester U.), Ser. A, 5 1/8s, 7/1/39	A1	6,405,000	6,827,794
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	14,084,685
(Rochester U.), Ser. A, 5s, 7/1/34	A1	5,500,000	5,833,685
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aaa	3,000,000	3,136,770
(Montefiore Hosp.), FGIC, FHA Insd., 5s, 8/1/29	Aaa	9,530,000	10,170,321
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aaa	5,705,000	6,090,202
(U. of Rochester), Ser. A, MBIA, 5s, 7/1/27	Aaa	3,000,000	3,105,090
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aaa	2,700,000	2,854,602
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	Aaa	1,500,000	1,616,475
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,147,860
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,152,840
(Columbia U.), 5s, 7/1/22	Aaa	7,500,000	7,902,375
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,236,760
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,156,580
Ser. A, MBIA, 5s, 3/15/19	AAA	1,700,000	1,833,229
(Columbia U.), 5s, 7/1/14	Aaa	2,000,000	2,237,140
(Lutheran Med.), MBIA, 5s, 8/1/12	Aaa	2,505,000	2,739,994
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Ba1	2,250,000	2,288,880
(Colgate U.), MBIA, 4 3/4s, 7/1/28	Aaa	10,000,000	10,287,700
(State U. Edl. Fac.), Ser. B, zero %, 5/15/09	AA-	725,000	632,998
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, MBIA, 5s, 7/1/29	AAA	11,740,000	12,606,060
NY State Energy Research & Dev. Auth. Rev. Bonds, 6.368s, 4/1/20	A+	7,000,000	7,655,270
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s,
7/1/26	A+	12,000,000	12,578,280
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13	Aaa	3,425,000	3,572,207
(State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10	Aaa	1,735,000	1,842,709
(State Wtr.), 5 7/8s, 6/15/14	Aaa	270,000	275,238
NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds (NYC Muni. Wtr. Fin.), 5s,
6/15/29 (SEG)	Aaa	13,590,000	14,555,434
NY State Hsg. Fin. Agcy. Rev. Bonds (Multi-Fam. Hsg. Insd. Mtge. Program), Ser. A, FHA Insd.,
7s, 8/15/22	Aaa	3,355,000	3,383,450
NY State Hsg. Fin. Agcy. VRDN (Barclay St.), Ser. A, FNMA Coll., 2.41s, 11/15/37	VMIG1	16,795,000	16,795,000
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. A, FSA
6s, 4/1/16	Aaa	1,000,000	1,131,790
5.8s, 4/1/18	Aaa	2,000,000	2,246,660
5 3/4s, 4/1/17	Aaa	2,000,000	2,242,420
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	8,750,000	9,690,975
NY State Mtge. Agcy. Rev. Bonds (Homeowner Mtge.), Ser. 124
4.1s, 4/1/16	Aa1	1,000,000	999,890
4s, 10/1/15	Aa1	550,000	550,259
3.9s, 10/1/14	Aa1	520,000	520,775
NY State Pwr. Auth. Rev. Bonds
5s, 11/15/20	Aa2	4,250,000	4,581,925
5s, 11/15/06	Aa2	31,135,000	31,905,280
NY State Thruway Auth. Rev. Bonds
Ser. A, MBIA, 5 1/4s, 4/1/22	Aaa	4,300,000	4,839,091
(Gen. Hwy. & Bridge Trust Fund), Ser. A, MBIA, 5s, 4/1/21	Aaa	2,000,000	2,161,920
NY State Urban Dev. Corp. Rev. Bonds
(Correctional Fac.), Ser. 7, 5.7s, 1/1/16	AA-	5,830,000	6,160,444
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,978,578
(Personal Income Tax), Ser. C-1, FGIC, 5 1/2s, 3/15/19	Aaa	4,000,000	4,564,960
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,737,168
(Syracuse U. ), 5 1/2s, 1/1/15	AA-	2,000,000	2,234,560
(Correctional Fac.), Ser. A, 5 1/2s, 1/1/09	AA-	7,710,000	8,278,998
Ser. A-1, FGIC, 5s, 3/15/29	Aaa	6,565,000	6,996,124
(Correctional Fac.), Ser. A, 5s, 1/1/28	AA-	355,000	378,316
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	1,011,590

Oneida Cnty., Indl. Dev. Agcy. VRDN (Hamilton College Civic Fac.), MBIA, 2.41s, 9/15/32	VMIG1	1,075,000	1,075,000
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30 (RES)
(acquired 12/9/98, cost $1,000,000)	BB/P	1,000,000	1,061,130
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	3,333,472
7s, 8/1/21	BB-/P	2,300,000	2,410,492
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,900,000	4,117,581
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	1,000,000	1,055,460
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 10/15/29	Aaa	18,000,000	19,333,620
MBIA, 5s, 10/15/26	Aaa	20,000,000	21,560,800
MBIA, 5s, 10/15/25	Aaa	15,000,000	16,194,450
St. Lawrence Cnty., Indl. Dev. Rev. Bonds (St. Lawrence U.), Ser. A, MBIA, 5s, 7/1/28	Aaa	7,750,000	8,051,785
Suffolk Cnty., G.O. Bonds, FSA
5s, 6/15/16	Aaa	2,835,000	3,132,392
5s, 6/15/15	Aaa	3,375,000	3,749,524
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	4,200,000	4,659,900
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	2,022,140
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	500,000	529,085
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	515,375
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,200,000	2,348,456
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry), Ser. A
7 1/4s, 11/1/28	BB-/P	4,000,000	4,346,640
7.2s, 11/1/19	BB-/P	4,000,000	4,358,040

Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P. Cohalan Complex), AMBAC, 5s, 4/15/16	Aaa	4,220,000	4,511,771
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	BB-/P	2,800,000	2,973,992
7 3/8s, 3/1/21	BB-/P	800,000	852,624
Tobacco Settlement Rev. Bonds (Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32	BBB	4,250,000	4,501,090
Triborough Bridge & Tunnel Auth. Gen. Purpose Rev. Bonds (Convention Ctr.), Ser. E, 7 1/4s,
1/1/10	AA-	29,500,000	32,083,610
Triborough Bridge & Tunnel Auth. VRDN, Ser. C, FSA, 2.32s, 1/1/31	VMIG1	9,875,000	9,875,000
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s,
8/1/24	BBB	800,000	855,488
Westchester, Tobacco Asset Securitization Corp. Rev. Bonds
5 1/8s, 6/1/38	BBB	2,500,000	2,527,500
5s, 6/1/26	BBB	1,000,000	1,013,780
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s,
7/1/31	BB	4,005,000	4,192,154

			1,189,247,785

Puerto Rico (7.3%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	BBB	9,250,000	9,659,220
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 1/4s, 7/1/18	AAA	4,750,000	5,480,123
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5 7/8s, 7/1/35	AAA	2,275,000	2,542,563

PR Elec. Pwr. Auth. Rev. Bonds
Ser. W, MBIA, 7s, 7/1/07	Aaa	20,000,000	21,464,000
Ser. AA, MBIA, 5 3/8s, 7/1/27	Aaa	5,265,000	5,539,149
Ser. AA, MBIA, 5 3/8s, 7/1/27 (Prerefunded)	Aaa	4,735,000	5,014,507
Ser. RR, FGIC, 5s, 7/1/24	Aaa	6,500,000	7,078,305

PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,000,000	6,543,600
PR Infrastructure Fin. Auth. Special Rev. Bonds, Ser. A, U.S. Govt. Coll., 5 1/2s, 10/1/40	Aaa	22,000,000	24,179,320
U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30	Aaa	7,000,000	7,117,460

			94,618,247

TOTAL INVESTMENTS
Total investments (cost $1,193,566,483) (b)			$1,283,866,032

Putnam New York Tax Exempt Income Fund

FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	540	$60,977,813	Sep-05	$(68,671)
U.S. Treasury Note 10 yr (Short)	10	1,120,781	Dec-05	(10,460)

Total				$(79,131)

NOTES

(a) Percentages indicated are based on net assets of $1,287,367,129.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,194,667,166, resulting in gross unrealized appreciation and depreciation of $90,391,238 and $1,192,372, respectively, or net unrealized appreciation of $89,198,866.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2005 was $1,061,130 or 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

At August 31, 2005, liquid assets totaling $9,506,613 have been designated as collateral for open forward commitments.

The rates shown on VRDN and Floating Rate Bonds (FRB) are the current interest rates at August 31, 2005.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at August 31, 2005.

The fund had the following industry group concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

Education                 12.5%
Utilities and power       12.3

The fund had the following insurance concentration greater than 10% at August 31, 2005 (as a percentage of net assets):

MBIA                        17.9%

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005